Consolidated Balance Sheets - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	[1]
ASSETS
Non-current assets	€ 304,322	€ 45,807
Intangible assets and goodwill	278,862	33,015
Internally generated software	5,040	2,221
Licenses and domains	160	209
Brands and trademarks	101,523	4,894
Purchased software	94	23
Intangible assets under development	3,159	3,691
Other intangible assets	10,658	1,173
Goodwill	158,228	20,804
Property, plant and equipment	2,317	2,015
Leasehold improvements	69	127
Other and office equipment	1,445	1,884
Property, plant and equipment under construction	0	4
Right-of-use assets	803	0
Other non-current financial assets	7,040	24
Other non-current non-financial assets	251	271
Non-current income tax assets	85	0
Deferred tax assets	15,767	10,482
Current assets	27,720	18,065
Current trade and other receivables	11,911	6,936
Trade receivables	5,808	2,974
Other current financial assets	3,218	914
Other assets	2,885	3,048
Current income tax assets	359	34
Cash and cash equivalents	15,450	11,095	[2]
TOTAL ASSETS	332,042	63,872
SHAREHOLDERS' EQUITY AND LIABILITIES
Shareholders' equity	142,120	16,915	[3]
Subscribed capital	2,662	1,317
Capital reserves	183,349	49,365
Share-based payment reserve	6,031	4,149
Accumulated deficit	(54,317)	(38,650)
Accumulated other comprehensive income	4,395	734
Non-current liabilities	96,275	9,582
Non-current borrowings	85,157	8,375
Other non-current provisions	17	16
Other non-current financial liabilities	7,167	54
Deferred tax liabilities	3,054	1,132
Non-current income tax liabilities	876	0
Non-current contract liabilities	4	5
Current liabilities	93,647	37,375
Current borrowings	10,682	3,750
Other current provisions	2,047	305
Current trade and other payables	43,263	12,863
Trade payables	25,873	10,166
Other current financial liabilities	14,429	878
Other liabilities	2,961	1,819
Current income tax liabilities	815	349
Current contract liabilities	36,840	20,108
Total liabilities	189,922	46,957
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	€ 332,042	€ 63,872

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.
[2]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.
[3]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.